Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 335,844	$ 89,856
Trade and other receivables	2,153	1,247
Prepaid expenses and other current assets	6,935	2,247
Research and development tax credit receivable	10,585	871
Total current assets	355,517	94,221
Non-current assets:
Property and equipment, net	5,476	2,713
Restricted cash	3,837	0
Other long-term assets	1,212	360
Total non-current assets	10,525	3,073
Total assets	366,042	97,294
Current liabilities:
Accounts payable	18,125	3,891
Accrued expenses and other current liabilities	29,780	6,864
Total current liabilities	47,905	10,755
Other long-term liabilities	6,799	134
Total liabilities	54,704	10,889
Commitments and contingencies (Note 12)
Shareholders’ equity:
Ordinary shares, £0.10 par value, authority to allot up to a maximum nominal value of £13,023,851.50 and £675,413 of shares at December 31, 2018 and 2017, respectively;85,865,557 and 8,927,121 shares issued and outstanding at December 31, 2018 and 2017, respectively.	10,924	1,145
Additional paid-in capital	587,490	6,808
Accumulated other comprehensive income	3,163	4,127
Accumulated deficit	(290,239)	(59,744)
Total shareholders’ equity	311,338	86,405
Total liabilities, convertible preferred shares and shareholders’ equity	$ 366,042	97,294
Convertible Preferred Shares
Shareholders’ equity:
Convertible preferred shares, £0.00001 par value; 33,771,174 shares authorized as of December 31, 2017; 33,277,678 shares issued and outstanding as of December 31, 2017; aggregate liquidation preference of $139,954 as of December 31, 2017.		$ 134,069